Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Associate [Abstract]
Schedule of Investment

The carrying amount of the investment in HOA follows:

Cost of the investment acquired	US$	15,495,782
Share in net income of HOA from acquisition to December 31, 2025		300,639
Balance at December 31, 2025	US$	15,796,421

Schedule of Financial Information

Presented below is HOA’s summary of financial information:

	December 31, 2025
Percentage ownership interest		40%
Current assets	US$	109,253,662
Noncurrent assets		45,611,874
Current liabilities		102,521,862
Noncurrent liabilities		22,266,795
Net assets	US$	30,076,879

	For the year ended December 31, 2025
Total revenue	US$	38,046,229
Net income		1,711,548
Other comprehensive income		1,416,470